Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per Share

The following table presents the computation of basic and diluted income (loss) per share of common stock:

	For the year ended December 31,
($ and shares in millions, except per share amounts)	2025	2024	2023
Numerator:
Net (loss) income from continuing operations attributable to Brightstar Lottery PLC	(1)	117	116
Net income from discontinued operations attributable to Brightstar Lottery PLC	148	231	41
Net income attributable to Brightstar Lottery PLC	147	348	156

Denominator:
Weighted-average shares - basic	197	202	200
Incremental shares under stock based compensation plans	—	2	3
Weighted-average shares - diluted	197	204	203

Continuing operations
Net (loss) income from continuing operations attributable to Brightstar Lottery PLC per common share - basic	(0.01)	0.58	0.58
Net (loss) income from continuing operations attributable to Brightstar Lottery PLC per common share - diluted	(0.01)	0.57	0.57
Discontinued operations
Net income from discontinued operations attributable to Brightstar Lottery PLC per common share - basic	0.75	1.15	0.20
Net income from discontinued operations attributable to Brightstar Lottery PLC per common share - diluted	0.75	1.14	0.20
Total
Net income attributable to Brightstar Lottery PLC per common share - basic	0.74	1.73	0.78
Net income attributable to Brightstar Lottery PLC per common share - diluted	0.74	1.71	0.77

Certain stock options to purchase common shares were outstanding, but were excluded from the computation of diluted earnings per share, because the exercise price of the options was greater than the average market price of the common shares for the full year, and therefore, the effect would have been antidilutive.

During years when we are in a net loss position for continuing operations attributable to Brightstar Lottery PLC, certain outstanding stock options and unvested restricted stock awards are excluded from the computation of diluted earnings per share because including them would have had an antidilutive effect. The exclusion also applies to net income from discontinued operations attributable to Brightstar Lottery PLC and net income attributable to Brightstar Lottery PLC.

There were 2 million stock options and unvested restricted stock awards excluded from the computation of diluted earnings per share for the year ended December 31, 2025 as their inclusion would have had an antidilutive effect. For the years ended 2024 and 2023, there were nominal stock options and unvested restricted stock awards shares excluded.